Warrants And Options (Details) (Warrant [Member], USD $)	9 Months Ended
Sep. 30, 2014
On 03/15/11 [Member]
Number Outstanding	200,000
Exercise Price	$ 0.50
Contractual Life (Years)	5 years
Expiration Date	2016-03-15
Value if Exercised	$ 100,000
On 03/24/11 [Member]
Number Outstanding	100,000
Exercise Price	$ 0.50
Contractual Life (Years)	5 years
Expiration Date	2016-03-24
Value if Exercised	50,000
On 04/01/11 [Member]
Number Outstanding	100,000
Exercise Price	$ 0.50
Contractual Life (Years)	5 years
Expiration Date	2016-04-01
Value if Exercised	50,000
On 06/21/11 [Member]
Number Outstanding	100,000
Exercise Price	$ 0.50
Contractual Life (Years)	5 years
Expiration Date	2016-06-21
Value if Exercised	50,000
On 07/13/11 [Member]
Number Outstanding	250,000
Exercise Price	$ 1.05
Contractual Life (Years)	5 years
Expiration Date	2016-07-13
Value if Exercised	262,500
On 05/11/12 [Member]
Number Outstanding	344,059
Exercise Price	$ 2.60
Contractual Life (Years)	4 years
Expiration Date	2016-05-10
Value if Exercised	894,553
On 05/11/12 One [Member]
Number Outstanding	26,685
Exercise Price	$ 1.75
Contractual Life (Years)	3 years
Expiration Date	2015-05-10
Value if Exercised	46,699
On 03/20/13 [Member] | Minimum [Member]
Number Outstanding	200,000
Exercise Price	$ 2.47
Contractual Life (Years)	3 years
Expiration Date	2016-03-20
Value if Exercised	494,000
On 03/20/13 [Member] | Maximum [Member]
Expiration Date	2019-12-20
On 06/10/13 [Member]
Number Outstanding	29,750
Exercise Price	$ 2.00
Contractual Life (Years)	5 years 6 months
Expiration Date	2018-12-10
Value if Exercised	59,500
On 08/07/13 [Member]
Number Outstanding	45,000
Exercise Price	$ 2.40
Contractual Life (Years)	3 years
Expiration Date	2016-08-07
Value if Exercised	108,000
On 11/25/13 [Member]
Number Outstanding	456,063
Exercise Price	$ 2.40
Contractual Life (Years)	5 years
Expiration Date	2018-11-25
Value if Exercised	1,094,551
On 12/31/13 [Member]
Number Outstanding	64,392
Exercise Price	$ 2.40
Contractual Life (Years)	5 years
Expiration Date	2018-12-31
Value if Exercised	154,541
On 01/28/14 [Member]
Number Outstanding	10,000
Exercise Price	$ 2.40
Contractual Life (Years)	3 years
Expiration Date	2017-01-28
Value if Exercised	24,000
On 02/26/14 [Member]
Number Outstanding	1,530,975
Exercise Price	$ 2.20
Contractual Life (Years)	5 years
Expiration Date	2019-02-26
Value if Exercised	3,368,145
On 09/05/14 [Member]
Number Outstanding	10,000
Exercise Price	$ 2.40
Contractual Life (Years)	3 years
Expiration Date	2017-09-05
Value if Exercised	24,000
On 09/26/14 [Member]
Number Outstanding	24,000
Exercise Price	$ 3.00
Contractual Life (Years)	3 years
Expiration Date	2017-09-26
Value if Exercised	72,000
On 09/30/14 [Member]
Number Outstanding	3,490,924
Exercise Price	$ 1.96
Contractual Life (Years)	4 years 8 months 12 days
Value if Exercised	$ 6,852,489